Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042   HV3574 - PremierSolutions Standard
_____________________________
Supplement dated August 18, 2023 to your Prospectus dated May1, 2023
This Supplement dated August 18, 2023 amends certain information contained in the Prospectus dated May1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the American Century Equity Income Fund– Class A, the PIMCO Total Return ESG Fund– Admin Class, and the Pioneer Fundamental Growth Fund– Class A shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Also effectively immediately, the Subadviser for the Delaware Ivy Small Cap Growth Fund– Class Y is changed to Macquarie Investment Management Global Limited (formerly Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited).
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-3.38%	6.03%	9.25%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited (formerly Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited)	1.14%	-27.65%	4.35%	9.51%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	-15.79%	-0.58%	0.59%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	-20.77%	10.56%	12.94%

* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-19-HV3574